SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Schedule of Purchase and Selling Transactions) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Polysilicon [Member]
Purchasing And Selling Inventory [Line Items]
Purchase	$ 3,292,306	$ 2,704,839
Solar wafer [Member]
Purchasing And Selling Inventory [Line Items]
Sell	1,586,980	$ 155,869	$ 7,459,649
Solar cell [Member]
Purchasing And Selling Inventory [Line Items]
Sell	1,976,141
Purchase	11,971,938	$ 382,716	$ 26,887,923
Solar module [Member]
Purchasing And Selling Inventory [Line Items]
Sell	$ 14,297,671	$ 1,790,579	$ 1,148,789